Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at beginning	$ 2,538	$ 2,453
Impact of foreign exchange and other	(29)	5
Acquisitions		80
Goodwill impairment charge	(585)	0	$ 0
Balance at ending	1,924	2,538	2,453
Agriculture
Goodwill [Roll Forward]
Balance at beginning	1,732	1,646
Impact of foreign exchange and other	(37)	6
Acquisitions		80
Goodwill impairment charge	0
Balance at ending	1,695	1,732	1,646
Construction
Goodwill [Roll Forward]
Balance at beginning	587	587
Impact of foreign exchange and other	(2)	0
Acquisitions		0
Goodwill impairment charge	(585)
Balance at ending	0	587	587
Commercial and Specialty Vehicles
Goodwill [Roll Forward]
Balance at beginning	59	62
Impact of foreign exchange and other	6	(3)
Acquisitions		0
Goodwill impairment charge	0
Balance at ending	65	59	62
Powertrain
Goodwill [Roll Forward]
Balance at beginning	5	5
Impact of foreign exchange and other	2	0
Acquisitions		0
Goodwill impairment charge	0
Balance at ending	7	5	5
Financial Services
Goodwill [Roll Forward]
Balance at beginning	155	153
Impact of foreign exchange and other	2	2
Acquisitions		0
Goodwill impairment charge	0
Balance at ending	$ 157	$ 155	$ 153